Note 4 - Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Notes to Financial Statements
Subsequent Events [Text Block]
14.
Subsequent Events

Unsecured Notes Offering

On
October 15, 2020,
the OP issued unsecured notes with a coupon rate of
7.5%
and aggregate principal amount of
$36.5
million at a
1.02%
discount to par for proceeds of approximately
$36.1
million before offering costs.

Mezzanine Loan Portfolio

On
October 20, 2020,
the Company acquired a portfolio of
18
mezzanine loans with an aggregate principal amount outstanding of approximately
$97.9
million and a weighted average fixed interest rate of
7.54%
for a price of
102.0%
of the outstanding principal amount plus accrued interest of
$0.3
million. Freddie Mac provided seller financing of approximately
$59.9
million with a weighted average fixed interest rate of
0.30%.
Proceeds from the unsecured notes offering and cash on hand were used to fund the remainder of the purchase price.

Share Repurchase Program

The Company has repurchased
123,086
shares if its common stock, par value
$0.01,
for approximately
$1.8
million or
$14.37
per share from
October 1, 2020
through
October 30, 2020.

Dividends Declared

On
October 26, 2020
,
the Board declared a quarterly dividend of
$0.40
per share, payable on
December 31, 2020
to common stockholders of record on
December 15, 2020
.

4.
Subsequent Events

Management has evaluated the impact of all subsequent events on the Company through
January 17, 2019,
the date the financial statement was issued, and determined there are no
subsequent events to report.